united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

Donoghue Forlines Dividend VIT Fund

Class 1

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/mutual-funds/dividend-vit. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$217	2.00%

How did the Fund perform during the reporting period?

The performance of the Fund over the past year ended December 31, 2025, was driven by a broad rally in equity markets. The Fund remained fully invested in risk-adjusted dividend yielding equities benefiting from both income and capital appreciation. Stock selection, engineered by our proprietary quantitative methodology, played a significant role in the performance of the Fund. The value category underperformed growth and most major benchmark indexes during the period.

During the fiscal year ended December 31, 2025, the performance of the Fund did not deviate from investment team’s expectations. The Fund is designed to protect against capital destroying downside while participating in market appreciation. The Fund seeks to track the DF Risk-Managed Dividend Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Donoghue Forlines Dividend VIT Fund	Syntax US LargeCap 500 Total Return Index	Syntax US Net Value Total Return Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,067	$11,182	$11,884
Dec-2017	$11,163	$13,677	$13,940
Dec-2018	$10,268	$13,110	$12,553
Dec-2019	$9,977	$17,256	$15,782
Dec-2020	$9,253	$20,947	$15,898
Dec-2021	$12,057	$26,639	$20,696
Dec-2022	$10,809	$21,422	$20,063
Dec-2023	$10,637	$27,230	$22,135
Dec-2024	$11,994	$34,292	$26,108
Dec-2025	$14,057	$40,521	$30,484

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend VIT Fund	17.19%	8.72%	3.46%
Syntax US LargeCap 500 Total Return Index	18.17%	14.11%	15.02%
Syntax US Net Value Total Return Index	16.76%	13.91%	11.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$8,543,244
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$19,298
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.4%
Common Stocks	87.9%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
31.5%
Health Care
16.0%
Collateral for Securities Loaned
11.6%
Energy
9.6%
Industrials
7.9%
Communications
6.2%
Utilities
5.7%
Technology
5.5%
Materials
4.0%
Real Estate
4.0%
Consumer Staples
3.9%
Consumer Discretionary
3.7%
Money Market Funds
1.9%
Liabilities in Excess of Other Assets
-11.5%

Value	Value
Liabilities in Excess of Other Assets	-11.5%
Money Market Funds	1.9%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Real Estate	4.0%
Materials	4.0%
Technology	5.5%
Utilities	5.7%
Communications	6.2%
Industrials	7.9%
Energy	9.6%
Collateral for Securities Loaned	11.6%
Health Care	16.0%
Financials	31.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comcast Corporation - Class A	2.1%
Merck & Company, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Citigroup, Inc.	2.1%
Amgen, Inc.	2.0%
Lockheed Martin Corporation - Class B	2.0%
L3Harris Technologies, Inc.	2.0%
CME Group, Inc.	2.0%
Verizon Communications, Inc.	2.0%
Simon Property Group, Inc.	2.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Donoghue Forlines Dividend VIT Fund - Class 1

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/mutual-funds/dividend-vit), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFDIV VIT-AR 123125

Donoghue Forlines Momentum VIT Fund

Class 1

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesfunds.com/mutual-funds/momentum-vit. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$174	1.56%

How did the Fund perform during the reporting period?

The performance of the Fund over the past year ended December 31, 2025, was driven by a broad rally in equity markets seen throughout the year. The Fund remained fully invested in risk-adjusted price momentum equities benefiting from the risk-on market environment. Stock selection, engineered by our proprietary quantitative methodology, played a significant role in the performance of the Fund. The growth category outperformed value and most major benchmark indexes during the period. The Fund outperformed its benchmark, the Syntax US LargeCap 500 Total Return Index.

During the fiscal year ended December 31, 2025, the performance of the Fund did not deviate from investment team’s expectations. The Fund is designed to protect against capital destroying downside while participating in market appreciation. The Fund seeks to track the DF Risk-Managed Momentum Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Momentum VIT Fund
Syntax US LargeCap 500 Total Return Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,521
$24,170
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Donoghue Forlines Momentum VIT Fund	Syntax US LargeCap 500 Total Return Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,539	$11,182
Dec-2017	$12,744	$13,677
Dec-2018	$12,404	$13,110
Dec-2019	$13,381	$17,256
Dec-2020	$13,220	$20,947
Dec-2021	$17,142	$26,639
Dec-2022	$13,275	$21,422
Dec-2023	$15,905	$27,230
Dec-2024	$19,568	$34,292
Dec-2025	$24,170	$40,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Momentum VIT Fund	23.52%	12.83%	9.23%
Syntax US LargeCap 500 Total Return Index	18.17%	14.11%	15.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-779-7462.

Fund Statistics

  Net Assets$72,062,743
  Number of Portfolio Holdings52
  Advisory Fee $668,680
  Portfolio Turnover323%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Common Stocks	93.9%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.9%
Financials
14.3%
Communications
10.0%
Industrials
9.3%
Health Care
8.2%
Consumer Discretionary
7.9%
Consumer Staples
6.1%
Collateral for Securities Loaned
4.7%
Real Estate
4.0%
Energy
3.9%
Materials
2.0%
Utilities
1.9%
Money Market Funds
1.7%
Liabilities in Excess of Other Assets
-4.9%

Value	Value
Liabilities in Excess of Other Assets	-4.9%
Money Market Funds	1.7%
Utilities	1.9%
Materials	2.0%
Energy	3.9%
Real Estate	4.0%
Collateral for Securities Loaned	4.7%
Consumer Staples	6.1%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	9.3%
Communications	10.0%
Financials	14.3%
Technology	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	2.2%
Eli Lilly & Company	2.2%
Ciena Corporation	2.1%
W R Berkley Corporation	2.1%
Chubb Ltd.	2.1%
Take-Two Interactive Software, Inc.	2.1%
Monster Beverage Corporation	2.1%
Casey's General Stores, Inc.	2.1%
Loews Corporation	2.1%
Sandisk Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Donoghue Forlines Momentum VIT Fund - Class 1

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesfunds.com/mutual-funds/momentum-vit), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFMOM VIT-AR 123125

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$33,220
2025	$34,220

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$7,380
2025	$7,620

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2024 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2024 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Donoghue Forlines Dividend VIT Fund
Class 1 shares
Class 2 shares
Donoghue Forlines Momentum VIT Fund
Class 1 shares
Class 2 shares

Annual Financial Statements and Additional
Information
December 31, 2025

1-877-779-7462

Distributed by Northern Lights Distributors, LLC
Member FINRA

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 4.1%
589	L3Harris Technologies, Inc.	$172,913
360	Lockheed Martin Corporation, Class B	174,121
		347,034
	ASSET MANAGEMENT - 2.0%
1,626	T Rowe Price Group, Inc.(a)	166,470

	AUTOMOTIVE - 1.9%
12,554	Ford Motor Company	164,709

	BANKING - 15.8%
1,515	Citigroup, Inc.	176,786
2,880	Citizens Financial Group, Inc.	168,221
3,540	Fifth Third Bancorp(a)	165,707
9,587	Huntington Bancshares, Inc.	166,334
8,204	KeyCorporation	169,331
823	M&T Bank Corporation	165,818
813	PNC Financial Services Group, Inc. (The)	169,698
3,143	US Bancorp	167,710
		1,349,605
	BIOTECH & PHARMA - 12.1%
748	AbbVie, Inc.	170,911
534	Amgen, Inc.	174,784
3,287	Bristol-Myers Squibb Company	177,300
815	Johnson & Johnson	168,664
1,725	Merck & Company, Inc.(a)	181,573
6,530	Pfizer, Inc.	162,597
		1,035,829
	CABLE & SATELLITE - 2.1%
6,104	Comcast Corporation, Class A	182,449

	CHEMICALS - 2.0%
2,213	CF Industries Holdings, Inc.	171,153

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	CONTAINERS & PACKAGING - 2.0%
831	Packaging Corporation of America	$171,378

	ELECTRIC UTILITIES - 5.7%
465	Constellation Energy Corporation	164,271
1,001	NRG Energy, Inc.	159,399
1,019	Vistra Corporation	164,395
		488,065
	FOOD - 2.0%
9,653	Conagra Brands, Inc.	167,093

	GAMING REIT - 2.0%
6,064	VICI Properties, Inc.	170,520

	HEALTH CARE FACILITIES & SERVICES - 2.0%
2,132	CVS Health Corporation	169,196

	INSTITUTIONAL FINANCIAL SERVICES - 7.9%
632	CME Group, Inc.	172,586
937	Morgan Stanley	166,346
1,224	Northern Trust Corporation	167,186
1,306	State Street Corporation	168,487
		674,605
	INSURANCE - 3.9%
166	F&G Annuities & Life, Inc.	5,127
2,109	MetLife, Inc.	166,484
1,866	Principal Financial Group, Inc.	164,600
		336,211
	MACHINERY - 1.9%
483	Snap-on, Inc.	166,442

	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,671	Medtronic PLC	160,516

	OIL & GAS PRODUCERS - 9.6%
1,112	Chevron Corporation	169,479

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 9.6% (Continued)
1,739	ConocoPhillips	$162,788
1,408	Exxon Mobil Corporation(a)	169,439
2,282	ONEOK, Inc.	167,727
1,171	Phillips 66	151,106
		820,539
	RETAIL - DISCRETIONARY - 1.8%
2,271	Best Buy Company, Inc.	151,998

	RETAIL REIT - 2.0%
927	Simon Property Group, Inc.	171,597

	SPECIALTY FINANCE - 1.9%
2,979	Fidelity National Financial, Inc.	162,624

	TECHNOLOGY HARDWARE - 3.5%
6,605	HP, Inc.(a)	147,159
563	Seagate Technology Holdings PLC	155,045
		302,204
	TECHNOLOGY SERVICES - 2.0%
1,491	Paychex, Inc.(a)	167,260

	TELECOMMUNICATIONS - 4.1%
6,902	AT&T, Inc.	171,446
4,217	Verizon Communications, Inc.	171,758
		343,204
	TOBACCO & CANNABIS - 1.9%
2,868	Altria Group, Inc.	165,369

	TRANSPORTATION EQUIPMENT - 1.9%
1,502	PACCAR, Inc.	164,484

	TOTAL COMMON STOCKS (Cost $7,639,043)	8,370,554

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.5%
	COLLATERAL FOR SECURITIES LOANED - 11.6%
986,866	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $986,866)(b),(c)	$986,866

	MONEY MARKET FUNDS - 1.9%
166,087	Fidelity Investments Money Market Government Portfolio, Class I, 3.67% (Cost $166,087)(b)	166,087

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,152,953)	1,152,953

	TOTAL INVESTMENTS - 111.5% (Cost $8,791,996)	$9,523,507
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.5)%	(980,263)
	NET ASSETS - 100.0%	$8,543,244

PLC  - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $954,226.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $986,866 at December 31, 2025.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AUTOMOTIVE - 2.0%
3,194	Tesla, Inc.(a)	$1,436,406

	BEVERAGES - 2.1%
19,524	Monster Beverage Corporation(a)	1,496,905

	BIOTECH & PHARMA - 4.2%
1,451	Eli Lilly & Company	1,559,360
6,982	Johnson & Johnson	1,444,925
		3,004,285
	ELECTRIC UTILITIES - 1.9%
8,575	NRG Energy, Inc.	1,365,483

	ELECTRICAL EQUIPMENT - 5.4%
10,398	Amphenol Corporation, Class A	1,405,187
14,236	Bloom Energy Corporation, Class A(a)	1,236,966
7,931	Vertiv Holdings Company, Class A	1,284,901
		3,927,054
	ENTERTAINMENT CONTENT - 8.1%
7,086	Electronic Arts, Inc.	1,447,882
20,101	Fox Corporation, Class A	1,468,780
5,861	Take-Two Interactive Software, Inc.(a)	1,500,593
48,832	Warner Bros Discovery, Inc.(a)	1,407,338
		5,824,593
	HEALTH CARE FACILITIES & SERVICES - 2.0%
4,231	Cencora, Inc.	1,429,020

	HEALTH CARE REIT - 1.9%
7,547	Welltower, Inc.	1,400,799

	INSTITUTIONAL FINANCIAL SERVICES - 6.0%
5,790	Cboe Global Markets, Inc.	1,453,290
1,622	Goldman Sachs Group, Inc. (The)	1,425,738
8,024	Morgan Stanley	1,424,501
		4,303,529

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 8.3%
4,863	Chubb Ltd.	$1,517,840
8,867	Cincinnati Financial Corporation	1,448,158
14,053	Loews Corporation	1,479,921
21,647	W R Berkley Corporation(b)	1,517,888
		5,963,807
	INTERNET MEDIA & SERVICES - 2.0%
4,503	Alphabet, Inc., Class A	1,409,439

	LEISURE FACILITIES & SERVICES - 1.9%
20,379	Restaurant Brands International, Inc.(b)	1,390,459

	MACHINERY - 1.9%
2,343	Caterpillar, Inc.	1,342,234

	MEDICAL EQUIPMENT & DEVICES - 2.0%
14,242	Exact Sciences Corporation(a)	1,446,418

	OIL & GAS PRODUCERS - 1.9%
12,358	Expand Energy Corporation	1,363,829

	RENEWABLE ENERGY - 2.0%
5,499	First Solar, Inc.(a)	1,436,504

	RETAIL - CONSUMER STAPLES - 4.0%
2,705	Casey’s General Stores, Inc.	1,495,080
12,741	Walmart, Inc.	1,419,475
		2,914,555
	RETAIL - DISCRETIONARY - 4.0%
7,931	Ross Stores, Inc.	1,428,691
9,263	TJX Companies, Inc. (The)	1,422,889
		2,851,580
	RETAIL REIT - 2.0%
7,938	Simon Property Group, Inc.	1,469,403

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SEMICONDUCTORS - 17.4%
5,241	Applied Materials, Inc.	$1,346,885
3,492	Broadcom, Inc.	1,208,581
7,303	Coherent Corp.(a)	1,347,915
1,164	KLA Corporation	1,414,353
8,570	Lam Research Corporation	1,467,013
15,594	Marvell Technology, Inc.(b)	1,325,178
5,468	Micron Technology, Inc.	1,560,621
6,193	Sandisk Corporation(a)	1,470,094
7,068	Teradyne, Inc.	1,368,082
		12,508,722
	STEEL - 2.0%
8,421	Steel Dynamics, Inc.	1,426,938

	TECHNOLOGY HARDWARE - 11.7%
5,173	Apple, Inc.	1,406,332
6,500	Ciena Corporation(a)(b)	1,520,154
15,308	Corning, Inc.	1,340,368
3,940	Lumentum Holdings, Inc.(a)	1,452,245
4,824	Seagate Technology Holdings PLC	1,328,481
7,925	Western Digital Corporation	1,365,240
		8,412,820
	TECHNOLOGY SERVICES - 1.9%
4,612	International Business Machines Corporation	1,366,121

	TRANSPORTATION EQUIPMENT - 1.9%
2,749	Cummins, Inc.	1,403,227

	TOTAL COMMON STOCKS (Cost $66,454,120)	70,894,130

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.4%
	COLLATERAL FOR SECURITIES LOANED - 4.7%
3,364,072	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $3,364,072)(c),(d)	$3,364,072

	MONEY MARKET FUNDS - 1.7%
1,232,586	Fidelity Investments Money Market Government Portfolio, Class I, 3.67% (Cost $1,232,586)(c)	1,232,586

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,596,658)	4,596,658

	TOTAL INVESTMENTS - 104.9% (Cost $71,050,778)	$75,490,788
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%	(3,428,045)
	NET ASSETS - 100.0%	$72,062,743

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $3,258,570.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $3,364,072 at December 31, 2025.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
ASSETS
Investment securities:
At cost	$8,791,996	$71,050,778
At value (Securities on loan $954,226 and $3,258,570, respectively)	$9,523,507	$75,490,788
Dividends and interest receivable	21,601	47,807
Prepaid expenses and other assets	1,796	—
TOTAL ASSETS	9,546,904	75,538,595

LIABILITIES
Securities lending collateral (Note 5)	986,866	3,364,072
Accrued expenses and other liabilities	9,953	20,685
Distribution (12b-1) fees payable	1,829	15,383
Investment advisory fees payable	1,808	61,531
Payable for Fund shares repurchased	718	2,146
Payable to related parties	2,486	12,035
TOTAL LIABILITIES	1,003,660	3,475,852
NET ASSETS	$8,543,244	$72,062,743

COMPOSITION OF NET ASSETS:
Paid-in capital	$12,172,672	$57,352,255
Accumulated gains (losses)	(3,629,428)	14,710,488
NET ASSETS	$8,543,244	$72,062,743

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$8,543,244	$72,062,743
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	464,810	2,330,184
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$18.38	$30.93

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
INVESTMENT INCOME
Dividends	$300,503	$613,674
Interest	5,666	46,389
Securities Lending Income	1,603	6,995
TOTAL INVESTMENT INCOME	307,772	667,058

EXPENSES
Investment advisory fees	83,282	668,680
Distribution (12b-1) fees
Class 1	20,821	167,170
Accounting services fees	26,890	31,576
Administration fees	23,200	80,526
Audit fees	21,944	22,094
Trustees’ fees and expenses	18,457	18,458
Legal fees	16,458	18,158
Transfer agent fees	6,384	6,223
Custodian fees	4,986	5,782
Compliance officer fees	2,979	8,972
Insurance expense	2,143	5,089
Printing and postage expenses	1,786	9,665
Other expenses	1,239	1,489
TOTAL EXPENSES	230,569	1,043,882
Less: Fees waived/reimbursed by the advisor	(63,984)	—
NET EXPENSES	166,585	1,043,882

NET INVESTMENT INCOME (LOSS)	141,187	(376,824)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	607,189	10,648,061
Net change in unrealized appreciation on investments	588,589	4,069,618
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,195,778	14,717,679

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,336,965	$14,340,855

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
FROM OPERATIONS
Net investment income	$141,187	$132,979
Net realized gain from security transactions	607,189	1,138,647
Net change in unrealized appreciation (depreciation) on investments	588,589	(249,003)
Net increase in net assets resulting from operations	1,336,965	1,022,623

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(103,556)	(130,845)
Total distributions to shareholders	(103,556)	(130,845)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	152,769	36,588
Reinvestment of distributions
Class 1	103,555	130,845
Payments for shares redeemed
Class 1	(1,176,444)	(1,137,565)
Net decrease in net assets resulting from shares of beneficial interest	(920,120)	(970,132)

TOTAL INCREASE (DECREASE) IN NET ASSETS	313,289	(78,354)

NET ASSETS
Beginning of Year	8,229,955	8,308,309
End of Year	$8,543,244	$8,229,955

SHARE ACTIVITY
Class 1:
Shares Sold	9,811	2,416
Shares Reinvested	6,090	8,328
Shares Redeemed	(69,329)	(73,407)
Net decrease in shares of beneficial interest outstanding	(53,428)	(62,663)

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
FROM OPERATIONS
Net investment loss	$(376,824)	$(386,910)
Net realized gain from security transactions	10,648,061	20,914,863
Net change in unrealized appreciation (depreciation) on investments	4,069,618	(7,336,226)
Net increase in net assets resulting from operations	14,340,855	13,191,727

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	(11,852,053)	—
Total distributions to shareholders	(11,852,053)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	1,393,847	3,249,447
Reinvestment of distributions
Class 1	11,852,053	—
Payments for shares redeemed
Class 1	(7,345,138)	(11,259,466)
Net increase (decrease) in net assets resulting from shares of beneficial interest	5,900,762	(8,010,019)

TOTAL INCREASE IN NET ASSETS	8,389,564	5,181,708

NET ASSETS
Beginning of Year	63,673,179	58,491,471
End of Year	$72,062,743	$63,673,179

SHARE ACTIVITY
Class 1:
Shares Sold	42,849	112,333
Shares Reinvested	398,254	—
Shares Redeemed	(224,487)	(387,482)
Net increase (decrease) in shares of beneficial interest outstanding	216,616	(275,149)

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class 1
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$15.88	$14.30	$14.79	$16.74	$13.01
Activity from investment operations:
Net investment income (1)	0.29	0.24	0.25	0.21	0.22
Net realized and unrealized gain (loss) on investments	2.42	1.58	(0.50)	(1.94)	3.70
Total from investment operations	2.71	1.82	(0.25)	(1.73)	3.92
Less distributions from:
Net investment income	(0.21)	(0.24)	(0.24)	(0.22)	(0.20)
Total distributions	(0.21)	(0.24)	(0.24)	(0.22)	(0.20)

Net asset value, end of year	$18.38	$15.88	$14.30	$14.79	$16.74
Total return (2)	17.19%	12.76%	(1.58)%	(10.35)%	30.30%
Net assets, at end of year (000s)	$8,543	$8,230	$8,308	$9,277	$11,822
Ratio of gross expenses to average net assets before waiver (3)	2.77%	2.76%	2.68%	2.54%	2.33%
Ratio of net expenses to average net assets after waiver (3)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets before waivers (3,4)	0.93%	0.80%	1.11%	0.79%	1.12%
Ratio of net investment income to average net assets after waivers (3,4)	1.70%	1.56%	1.78%	1.33%	1.45%
Portfolio Turnover Rate	52%	181%	299%	183%	180%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class 1
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$30.13	$24.49	$20.44	$32.87	$25.35
Activity from investment operations:
Net investment loss (1)	(0.18)	(0.17)	(0.07)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	7.03	5.81	4.12	(7.05)	7.62
Total from investment operations	6.85	5.64	4.05	(7.15)	7.52
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	(6.05)	—	—	(5.28)	—
Total distributions	(6.05)	—	—	(5.28)	—

Net asset value, end of year	$30.93	$30.13	$24.49	$20.44	$32.87
Total return	23.52%	23.03%	19.81%	(22.56)%	29.66%
Net assets, at end of year (000s)	$72,063	$63,673	$58,491	$53,204	$76,887
Ratio of gross expenses to average net assets before waiver (2)	1.56%	1.56%	1.56%	1.62%	1.53%
Ratio of net expenses to average net assets after waiver (2)	1.56%	1.56%	1.56%	1.62%	1.53%
Ratio of net investment loss to average net assets before waivers (2,3)	(0.56)%	(0.59)%	(0.32)%	(0.36)%	(0.33)%
Ratio of net investment loss to average net assets after waivers (2,3)	(0.56)%	(0.59)%	(0.32)%	(0.36)%	(0.33)%
Portfolio Turnover Rate	323%	232%	163%	308%	287%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Does not include the expenses of the investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.	ORGANIZATION

The Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 97% of the shares offered by the Donoghue Forlines Dividend VIT Fund, and 100% of the shares offered by the Donoghue Forlines Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of December 31, 2025, Class 2 shares of the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective

Donoghue Forlines Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum VIT Fund	Capital growth with a secondary objective of generating income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The “fair value” procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process - The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend VIT Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$8,370,554	$—	$—	$—	$8,370,554
Collateral for Securities Loaned	—	—	—	986,866	$986,866
Money Market Fund	166,087	—	—	—	$166,087
Total	$8,536,641	$—	$—	$986,866	$9,523,507

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Donoghue Forlines Momentum VIT Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Common Stock	$70,894,130	$—	$—	$—	$70,894,130
Collateral for Securities Loaned	—	—	—	3,364,072	3,364,072
Money Market Fund	1,232,586	—	—	—	1,232,586
Total	$72,126,716	$—	$—	$3,364,072	$75,490,788

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for classification by asset class.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Donoghue Forlines Dividend VIT Fund	Quarterly	Annually
Donoghue Forlines Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024, or expected to be taken in the Funds’ December 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Donoghue Forlines Dividend VIT Fund	$4,287,236	$5,180,855
Donoghue Forlines Momentum VIT Fund	$214,437,941	$221,040,197

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, under the oversight of the Board, the Adviser supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended December 31, 2025, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Donoghue Forlines Dividend VIT Fund	$83,282
Donoghue Forlines Momentum VIT Fund	668,680

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has contractually agreed, at least until October 31, 2026 for the Funds, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements: (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees and contractual indemnification of Funds’ service providers (other than the Adviser))) do not exceed 2.00% and 2.50%, of each Fund’s average daily net assets for Class 1 and Class 2 shares, respectively.

During the year ended December 31, 2025, the Adviser waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Donoghue Forlines Dividend VIT Fund	$63,984

If the Adviser waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the years indicated:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2026	December 31, 2027	December 31, 2028	Total
Donoghue Forlines Dividend VIT Fund	$57,854	$64,466	$63,984	$186,304
Donoghue Forlines Momentum VIT Fund	$—	$—	$—	$—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the year ended December 31, 2025, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
Donoghue Forlines Dividend VIT Fund	$20,821
Donoghue Forlines Momentum VIT Fund	167,170

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended December 31, 2025, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with US Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2025:

				Gross Amounts Not Offset in the Statement of Assets &
				Liabilities *
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets

Donoghue Forlines Dividend VIT Fund
Description:
Securities Loaned	$954,226	$—	$954,226	$—	$954,226	$—
Total	$954,226	$—	$954,226	$—	$954,226	$—

Donoghue Forlines Momentum VIT Fund
Description:
Securities Loaned	$3,258,570	$—	$3,258,570	$—	$3,258,570	$—
Total	$3,258,570	$—	$3,258,570	$—	$3,258,570	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

The following table breaks out the holdings received as collateral as of December 31, 2025:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Dividend VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$986,866

Donoghue Forlines Momentum VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$3,364,072

The fair value of the securities loaned for Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund totaled $954,226, and $3,258,570 at December 31, 2025, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $986,866 and $3,364,072 for the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund at December 31, 2025, respectively. This amount is offset by a liability recorded as “Securities lending Collateral.”

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Donoghue Forlines Dividend VIT Fund	$8,798,875	$1,048,648	$(324,016)	$724,632
Donoghue Forlines Momentum VIT Fund	$71,050,778	$4,918,794	$(478,784)	$4,440,010

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2025 and December 31, 2024 was as follows:

For the year ended December 31, 2025:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend VIT Fund	$103,556	$—	$—	$103,556
Donoghue Forlines Momentum VIT Fund	1,756,281	10,095,772	—	11,852,053

For the year ended December 31, 2024:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend VIT Fund	$130,845	$—	$—	$130,845
Donoghue Forlines Momentum VIT Fund	—	—	—	—

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Dividend VIT Fund	$128,679	$—	$—	$(4,482,739)	$—	$724,632	$(3,629,428)
Donoghue Forlines Momentum VIT Fund	9,651,871	618,607	—	—	—	4,440,010	14,710,488

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

At December 31, 2025, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Dividend VIT Fund	$3,960,909	$521,830	$4,482,739	$613,239
Donoghue Forlines Momentum VIT Fund	—	—	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the shareholders listed below held, for the benefit of others, more than 25% of an individual fund and may be deemed to control that fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Donoghue Forlines Dividend VIT Fund	96.76%
Jefferson National Life Insurance Co.	Donoghue Forlines Momentum VIT Fund	99.98%

9.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The Funds have adopted ASU 2023-09 for the year ended December 31, 2025, and concluded that the application of this guidance did not have an impact on the Funds’ financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust and Shareholders of Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund (the “Funds”), each a fund constituting the Northern Lights Variable Trust (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 20, 2026

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

Donoghue Forlines VIT Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Donoghue Forlines, LLC

Adviser to Donoghue Forlines Dividend VIT &

Donoghue Forlines Momentum VIT*

In connection with the regular meeting held on September 17-18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Donoghue Forlines, LLC (“Donoghue” or “Adviser”) and the Trust, with respect to the Donoghue Forlines Dividend VIT Fund (“Dividend VIT”) & Donoghue Forlines Momentum VIT Fund (“Momentum VIT”) (each the “Fund” and collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that during their discussions held on September 11th they had discussed that Donoghue was originally founded in 1986 and reorganized in 2017, managed approximately $726 million in assets, and specialized in actively managed investment strategies. The Trustees reviewed the background of the key investment personnel responsible for servicing the Funds, considering their education and varied financial industry experience. The Trustees observed that Donoghue conducted research and analysis of technical indicators to identify market trends specific to each strategy, and that Donoghue mitigated risk through non-reactionary shifts of Fund assets to less risky sectors. The Trustees further observed that Donoghue’s personnel met regularly to assess risk and volatility, as well as to analyze technical, economic, and political events before deciding to take defensive positions. The Trustees observed that the Adviser reported no material compliance or litigation issues since the previous advisory contract renewal. The Trustees agreed that the Adviser dedicated plentiful resources to support its tactically driven active management style and concluded that they expected the Adviser to continue providing quality service to the Funds for the benefit of their respective shareholders.

Performance.

Dividend VIT. The Trustees noted that during their discussions held on September 11th they had observed that Fund had achieved its primary objective of total return. The Trustees noted the Fund had underperformed its benchmark, category, and peer medians, but had performed well in the last twelve months as a result of changing its tracking index in December 2024. The Trustees agreed the Adviser had reviewed ways to improve its performance and had implement its strategy as designed.

Momentum VIT. The Trustees during their discussions held on September 11th noted that the Fund’s return consistently outpaced its category and peer-median group. The Trustees observed that the Fund’s performance ranked in the top two quartiles 54% for its twelve-month rolling return. The Trustees noted that the Fund had met its objective of capital growth but did not meet its secondary objective of generating income. The Trustees agreed that the Fund’s performance was satisfactory.

Donoghue Forlines VIT Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

Fees and Expenses.

Dividend VIT. The Trustees noted that during their discussions held on September 11th they had observed that Donoghue charged the Fund an annual advisory fee of 1.00%, which was higher than the peer group and category median. The Trustees also observed that the Fund had a net expense ratio of 2.00%, which was also higher than the peer group and category median. The Trustees also considered that Donoghue had an expense limitation agreement in place with respect to the Fund and Donoghue’s assertion that the fees and expenses were warranted in light of the resources required to execute the Fund’s tactical strategy. The Trustees agreed that the Fund’s fees were not unreasonable.

Momentum VIT. The Trustees noted during their discussions held on September 11th that Donoghue charged the Fund an annual advisory fee of 1.00%, which was higher than both the category and peer group average. The Trustees further noted that the Fund had a net expense ratio of 1.56%, which was also higher than the category and peer group average. The Trustees considered Donoghue’s assertion that the fee was warranted due to the tactical ability of the Fund to preserve capital by moving to short-term treasuries during times of major market downturns and that the Fund’s expenses would decrease as it grew in size. The Trustees also acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees were not unreasonable.

Economies of Scale. The Trustees noted that during their discussions held on September 11th they had considered whether Donoghue had achieved economies of scale with respect to the Funds. The Trustees had noted that each of the Funds would provide the benefits from economies of scale at higher asset levels. The Trustees noted that Donoghue had indicated its willingness to implement breakpoints in the future, and that the shareholders of several of the Funds were currently benefitting from expense limitation agreements. The Trustees agreed to monitor and revisit the issue of economies of scale at the appropriate time.

Profitability. The Trustees noted that during their discussions held on September 11th they had reviewed the profitability analysis provided by Donoghue and considered its profitability in connection with its management of each of the Funds. The Trustees noted that Donoghue’s profitability with respect to the Funds varied, and that the Adviser had realized a profit with respect to Momentum VIT and realized a loss with respect to Dividend VIT. The Trustees recalled that Donoghue had offered the business, operation, and regulatory risks it assumed in managing the Funds, as well as the necessary resources to support the Funds’ tactical investment style, as factors justifying its profits. The Trustees agreed that Donoghue’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreements between NLVT and Donoghue on behalf of the Funds was in the best interests of each of the aforementioned Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 3/4/2026